Supplement, dated January 31, 2002, to the Prospectus, dated May 1, 2001, of
                     Seligman Portfolios, Inc. (the "Fund")
                            on behalf of each of its
                         Seligman Frontier Portfolio and
                   Seligman Global Smaller Companies Portfolio
                               (the "Portfolios")

Effective February 11, 2002, the following information supersedes and replaces the information set forth on page P-14 of the Fund's Prospectus under the caption "Seligman Frontier Portfolio - Portfolio Management" and page P-22 under the caption "Seligman Global Smaller Companies Portfolio - Portfolio Management."

Seligman Frontier Portfolio - P-14

     The Portfolio is managed by the Seligman Small Company Team, headed by Rick Ruvkun, a Managing Director of Seligman. Mr. Ruvkun, who joined Seligman in January 1997, also co-manages Seligman Global Smaller Companies Portfolio, a portfolio of Seligman Portfolios, Inc.; and he manages the Seligman Frontier Fund, Inc. and co-manages the Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc. Mr. Ruvkin also manages assets for institutional clients as the leader of Seligman's SMID Investment Team. Prior to joining Seligman, Mr. Ruvkun was a portfolio manager for Bessemer Trust since 1993. Previously, he had been a technology analyst at Morgan Stanley Asset Management and a sell-side technology analyst at Morgan Stanley.

Seligman Global Smaller Companies Portfolio - P-22

     The Portfolio is co-managed by the Seligman Small Company Team and Henderson Investment Management Limited's International Team. Henderson Investment Management Limited (HIML) serves as subadviser to the Portfolio.

     The Seligman Small Company Team is headed by Mr. Rick Ruvkun, a Managing Director of Seligman. Mr. Ruvkun, who joined Seligman in January 1997, also manages Seligman Frontier Portfolio, a portfolio of Seligman Portfolios; and he manages the Seligman Frontier Fund and co-manages the Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series. Mr. Ruvkin also manages assets for institutional clients as the leader of Seligman's SMID Investment Team. Prior to joining Seligman, Mr. Ruvkun was a portfolio manager for Bessemer Trust since 1993. Previously, he had been a technology analyst at Morgan Stanley Asset Management and a sell-side technology analyst at Morgan Stanley.

     HIML's International Team is headed by Mr. Ian C. Clark, Chief Investment Officer of HIML. He is a Vice President of the Fund and has been Co-Portfolio Manager of the Portfolio since its inception. Mr. Clark co-manages Seligman Global Smaller Companies Fund, a series of Seligman Global Fund Series, Inc. Mr. Clark has been a Director and Senior Portfolio Manager of Henderson plc and Director of Henderson International, Ltd. since 1985. He has been Secretary, Treasurer and Vice President of Henderson International, Ltd. since 1991.

     Mr. Ruvkun and Mr. Clark have responsibility for directing the domestic and international investments, respectively, of the Portfolio.

                    ----------------------------------------

                       Supplement dated January 16, 2002,
    to the Prospectus, dated May 1, 2001, as Supplemented on January 9, 2002, of Seligman Portfolios, Inc. (the "Fund")
                              on behalf each of its
                             Seligman Bond Portfolio
                         Seligman Common Stock Portfolio
                          and Seligman Income Portfolio
                        (collectively, the "Portfolios")

Effective January 22, 2002, the following information supersedes and replaces the information set forth on page P-4 of the Fund's Prospectus under the caption "Seligman Bond Portfolio - Portfolio Management."

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


     The Fund is managed by the investment grade team of Seligman's Fixed-Income Group. The team is headed by Mr. Christopher J. Mahony, Vice President, Investment Officer of Seligman. Mr. Mahony joined Seligman in April 2001. Mr. Mahony also manages Seligman Cash Management Fund, Inc., Seligman U.S. Government Securities Series, a series of Seligman High Income Fund Series, and Seligman Cash Management Portfolio, a portfolio of Seligman Portfolios, Inc. Before joining Seligman, since 1994, Mr. Mahony was Senior Portfolio Manager at Fort Washington Investment Advisors, Inc. located in Cincinnati, Ohio, where he managed all third party investment-grade fixed income portfolios. Before then, Mr. Mahony served as a Portfolio Manager with Neuberger and Berman from 1991 to 1994.

The following information supersedes and replaces the information set forth in the first five paragraphs on page P-9, of the Fund's Prospectus under the caption "Seligman Common Stock Portfolio - Principal Investment Strategies."

     The Portfolio uses the following principal investment strategies to seek its investment objectives.

     Generally, the Portfolio invests a significant majority of its assets in common stocks that are broadly diversified among a number of industries. The Portfolio usually invests in the common stock of larger US companies; however, it may invest in companies of any size. The Portfolio may also invest in fixed-income securities and cash equivalents.

     J. & W. Seligman & Co. Incorporated, the Fund's manager ("Seligman"), employs a three part investment strategy, consisting of: (1) analytical security evaluation; (2) portfolio construction; and (3) fundamental analysis. The final portfolio composition is a reflection of these analytical and qualitative techniques.

     Security Evaluation. Seligman applies analytical techniques to rank a broad universe of stocks based on a number of factors. The factors may include projected earnings, earnings surprise forecasts, projected cash flow, price momentum, historical income and balance sheet items, and other factors.

     Portfolio Construction. Once the attractiveness of the stocks is established, Seligman applies quantitative techniques to suggest an optimal portfolio to pursue the Portfolio's investment objective. In this phase, weightings are assigned to the stocks being considered for investment. Seligman considers the risk and expected return of the overall portfolio, the expected dividend and other income to be generated by the recommended portfolio, and exposure by sector, industry, market capitalization and other categories.

     Fundamental Analysis. Before changing the portfolio composition, Seligman reviews the buy and sell recommendations generated during the first two investment steps, and will consider additional information available about a particular security that could not be captured by the analytical approach. Seligman does this by applying traditional fundamental research. This means Seligman concentrates on individual company fundamentals, focusing on companies that Seligman believes are well managed and possess the opportunity for earnings growth. Using this qualitative information, Seligman may adjust the weightings and, in some cases, may eliminate a stock completely from consideration. This may result in changes to the suggested trades generated during the portfolio construction phase.

The following information supersedes and replaces the fifth full paragraph to the information set forth on page P-29, of the Fund's Prospectus under the caption "Seligman Income Portfolio - Principal Investment Strategies."

     Equity securities are chosen using a three part investment strategy, consisting of: (1) analytical security evaluation; (2) portfolio construction; and (3) fundamental analysis. The final equity portfolio composition, therefore, is a reflection of these analytical and qualitative techniques.

     Security Evaluation. Seligman applies analytical techniques to rank a broad universe of stocks based on a number of factors. The factors may include projected earnings, earnings surprise forecasts, projected cash flow, price momentum, historical income and balance sheet items, and other factors.

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                                       -2-

     Portfolio Construction. Once the attractiveness of the stocks is established, Seligman applies quantitative techniques to suggest an optimal portfolio to pursue the Fund's investment objectives. In this phase, weightings are assigned to the stocks being considered for investment. Seligman considers the risk and expected return of the overall equity portfolio, the expected dividend and other income to be generated by the recommended equity portfolio, and exposure by sector, industry, market capitalization and other categories.

     Fundamental Analysis. Before changing the portfolio composition, Seligman reviews the buy and sell recommendations generated during the first two investment steps, and then will additional information available about a particular security that could not be captured by the analytical approach. Seligman does this by applying traditional fundamental research. This means Seligman concentrates on individual company fundamentals, and seeks to purchase strong, well-managed companies that it believes possess the opportunity for earnings growth. Using this qualitative information, Seligman may adjust the weightings and, in some cases, may eliminate a stock completely from consideration. This may result in changes to the suggested trades generated during the portfolio construction phase.

                    ----------------------------------------

Effective January 14, 2002, the following information supercedes and replaces the information in the paragraphs under "Portfolio Management" under each of the separate sections of "Seligman Common Stock Portfolio" on page P-10 and "Seligman Income Portfolio" on page P-31, of the Fund's Prospectus:

Seligman Common Stock Portfolio - Portfolio Management P-10

     The Portfolio is managed by Seligman's Disciplined Investment Group. The Co-Portfolio Managers of the Portfolio are Ben-Ami Gradwohl, Ph.D. and David Guy, Ph.D.

     Mr. Gradwohl is a Managing Director of Seligman. Mr. Gradwohl is also Co-Portfolio Manager of the Seligman Income Portfolio of the Fund, as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1996 to 1999, Mr. Gradwohl was a Portfolio Manager at Nicholas-Applegate Capital Management. During his tenure there, he managed U.S. systematic large-cap portfolios, tax-efficient strategies, an aggressive U.S. equity offshore fund, a long-short hedge fund and international equity investments. From 1994 to 1996, Mr. Gradwohl was a Vice President, Research and Quantitative Analysis, at Leland O'Brien Rubinstein Associates, Inc. Prior to that, he held academic positions at UCLA, Femi National Accelerator Laboratories and the Hebrew University of Jerusalem.

     Mr. Guy is a Managing Director of Seligman. Mr. Guy is also Co-Portfolio Manager of the Seligman Income Portfolio of the Fund; as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Guy joined Seligman as a Managing Director in January 2000. From 1997 to 1999, Mr. Guy was a Portfolio Manager for U.S. mid-cap securities in the Systematic Investment Group at Nicholas-

     Applegate Capital Management. During the winter semester of 1997, he was a Visiting Associate Professor with the Department of Statistics at the University of California, Riverside. From 1992 to 1996, Mr. Guy served as a Vice President with the Equity Derivatives Analysis Group at Salomon Brothers, Inc.

Seligman Income Portfolio - Portfolio Management P-31

     The Portfolio is managed by Seligman's Disciplined Investment Group. The Co-Portfolio Managers of the Portfolio are Ben-Ami Gradwohl, Ph.D. and David Guy, Ph.D.

     Mr. Gradwohl is a Managing Director of Seligman. Mr. Gradwohl is also Co-Portfolio Manager of the Seligman Common Stock Portfolio of the Fund; as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental

SP1S6-1/02
                                       -3-

     Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1996 to 1999, Mr. Gradwohl was a Portfolio Manager at Nicholas-Applegate Capital Management. During his tenure there, he managed U.S. systematic large-cap portfolios, tax-efficient strategies, an aggressive U.S. equity offshore fund, a long-short hedge fund and international equity investments. From 1994 to 1996, Mr. Gradwohl was a Vice President, Research and Quantitative Analysis, at Leland O'Brien Rubinstein Associates, Inc. Prior to that, he held academic positions at UCLA, Femi National Accelerator Laboratories and the Hebrew University of Jerusalem.

     Mr. Guy is a Managing Director of Seligman. Mr. Guy is also Co-Portfolio Manager of the Seligman Common Stock Portfolio of the Fund; as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1997 to 1999, Mr. Guy was a Portfolio Manager for U.S. mid-cap securities in the Systematic Investment Group at Nicholas-Applegate Capital Management. During the winter semester of 1997, he was a Visiting Associate Professor with the Department of Statistics at the University of California, Riverside. From 1992 to 1996, Mr. Guy served as a Vice President with the Equity Derivatives Analysis Group at Salomon Brothers, Inc.


                                       -4-
SP1S6-1/02